DEBT OUTSTANDING (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	$ 73,400
2012	6,966
2013	6,997
2014	5,893
2015	4,972
2016	7,093
Thereafter	41,479
Borrowings of consolidated investments	1,900
International Lease Finance Corporation (ILFC)
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	24,364
2012	3,023
2013	4,006
2014	2,991
2015	2,766
2016	3,234
Thereafter	8,344
Notes and bonds payable | International Lease Finance Corporation (ILFC)
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	13,601
2012	2,018
2013	3,421
2014	1,040
2015	1,260
2016	1,000
Thereafter	4,862
Junior subordinated debt | International Lease Finance Corporation (ILFC)
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	999
Thereafter	999
ECA Facility | International Lease Finance Corporation (ILFC)
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	2,334
2012	428
2013	429
2014	424
2015	336
2016	258
Thereafter	459
Bank financings and other secured financings | International Lease Finance Corporation (ILFC)
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	7,430
2012	577
2013	156
2014	1,527
2015	1,170
2016	1,976
Thereafter	2,024
Secured financings that are non-recourse to ILFC	97
Other subsidiaries notes, bonds, loans and mortgages payable | Other Subsidiaries
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	393
2012	3
2013	4
2014	4
2015	23
2016	6
Thereafter	353
General borrowings
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	23,923
2012	183
2013	1,470
2014	500
2015	1,001
2016	1,719
Thereafter	19,050
General borrowings | Notes and bonds payable
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	12,725
2012	27
2013	1,467
2014	500
2015	999
2016	1,719
Thereafter	8,013
General borrowings | Notes and bonds payable | SAFG, Inc.
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	298
Thereafter	298
General borrowings | Junior subordinated debt
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	9,327
Thereafter	9,327
General borrowings | Loans and mortgages payable
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	234
2012	156
2013	3
2015	2
Thereafter	73
General borrowings | Liabilities connected to trust preferred stock
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	1,339
Thereafter	1,339
Borrowings supported by assets
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	24,720
2012	3,757
2013	1,517
2014	2,398
2015	1,182
2016	2,134
Thereafter	13,732
Borrowings supported by assets | Notes and bonds payable
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	2,316
2012	778
2013	372
2014	63
2015	185
2016	337
Thereafter	581
Borrowings supported by assets | Notes and bonds payable | Series AIGFP
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	3,807
2012	50
2013	3
Thereafter	3,754
Borrowings supported by assets | Notes and bonds payable | MIP
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	10,147	11,318
2012	2,300
2013	856
2014	1,612
2015	396
2016	1,494
Thereafter	3,489
Borrowings supported by assets | Loans and mortgages payable
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	486
2012	208
2013	85
2014	64
Thereafter	129
Borrowings supported by assets | GIAs, at fair value
Maturities of long-term debt, excluding borrowings of consolidated investments
Total	7,964
2012	421
2013	201
2014	659
2015	601
2016	303
Thereafter	$ 5,779